SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Basis of presentation
Exchange rate		6.2301
Number of businesses disposed of and classified as discontinued operations	4
Revenue recognition
Original maturity period of term deposits			3 months	12 months